FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) t	Dec. 31, 2020 USD ($) t	Mar. 31, 2020 USD ($)
Derivative [Line Items]
Fair value of operating lease right-of-use asset	$ 19,550	$ 22,739
Fair value of finance lease right-of-use asset	106,069	113,480
Level 3 | Fair Value | Nonrecurring
Derivative [Line Items]
Fair value of operating lease right-of-use asset			$ 119,300
Fair value of finance lease right-of-use asset			$ 25,000
Interest rate swaps
Derivative [Line Items]
Derivative notional amount	$ 500,000	$ 500,000
Capesize, Forward Freight Agreements, Maturing in 2021 | Long
Derivative [Line Items]
Remaining maturities	565 days
Capesize, Forward Freight Agreements, Maturing in 2021 | Short
Derivative [Line Items]
Remaining maturities		195 days
Capesize, Forward Freight Agreements, Maturing in 2022 | Long
Derivative [Line Items]
Remaining maturities	600 days	180 days
Bunker derivatives
Derivative [Line Items]
Outstanding bunker derivatives | t	700	2,900
Currency swap | Norway, Krone
Derivative [Line Items]
Derivative notional amount	$ 600	$ 1,500